Long-Term Bank Deposits And Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long-Term Investments and Receivables, Net [Abstract]
Premises evacuation building input index receivable	$ 57,447	$ 51,791
Derivative financial instruments	36,572	32,830
Cross-currency interest rate	0	27,286
Prepaid expenses for land rights	2,328	4,742
Deposits with banks and other long-term receivables	6,995	5,524
Long-term bank deposits and other receivables	112,525	133,505
Long-term balances of non-qualified deferred compensation plan	$ 9,183	$ 11,332